Intangible Assets, Net - Schedule of Amortization Expense of Identifiable Intangible Assets (Details)	Dec. 31, 2025 USD ($)
Schedule of Amortization Expense of Identifiable Intangible Assets [Abstract]
2026	$ 483,226
2027	535,357
2028	535,333
2029	178,444
2030